Commitments and Contingencies (Details) (USD $)	Dec. 31, 2013
Summary of future contractual obligations
2014	$ 201,200
2015	100,000
2016	75,000
2017	75,000
2018	75,000
Total	526,200
Research and Development [Member]
Summary of future contractual obligations
2014	100,000
2015	75,000
2016	75,000
2017	75,000
2018	75,000
Total	400,000
Property and Other Leases [Member]
Summary of future contractual obligations
2014	101,200
2015	25,000
2016
2017
2018
Total	$ 126,200